UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 10-D
                               ASSET-BACKED ISSUER
             DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                       THE SECURITIES EXCHANGE ACT OF 1934


                    For the monthly distribution period from
                         May 26, 2006 to June 26, 2006


Commission File Number of issuing entity: 333-127020-19


                J.P. MORGAN MORTGAGE ACQUISITION CORP. 2006-FRE2
-------------------------------------------------------------------------------
           (Exact name of issuing entity as specified in its charter)


Commission File Number of depositor: 333-127020


                      J.P. MORGAN ACCEPTANCE CORPORATION I
-------------------------------------------------------------------------------
              (Exact name of depositor as specified in its charter)


                     J.P. MORGAN MORTGAGE ACQUISITION CORP.
-------------------------------------------------------------------------------
               (Exact name of sponsor as specified in its charter)

                                    New York
                                  ------------
                (State or other jurisdiction of incorporation or
                       organization of the issuing entity)

                       57-1233750, 57-1233753, 57-1233754
                          ----------------------------
                      (I.R.S. Employer Identification No.)

U.S. Bank National Association
Corporate Trust Services, Attn: JPMAC 2006-FRE2
209 S. LaSalle Street, Suite 300
Chicago, IL                                                        60604
--------------------------------------                           ---------
(Address of principal executive offices                           Zip Code
of the issuing entity)

                                 (312)-325-8904
                                 --------------
                     (Telephone number, including area code)

                                       N/A
                                 --------------
           (Former name, former address, if changed since last report)


               Registered/reporting pursuant to (check one)

               Section 12(b)   Section 12(g)   Section 15(d)   Name of Exchange
                                                              (if Section 12(b))
Title of class
    A1             [   ]           [   ]           [ x ]
    A2             [   ]           [   ]           [ x ]
    A3             [   ]           [   ]           [ x ]
    A4             [   ]           [   ]           [ x ]
    M1             [   ]           [   ]           [ x ]
    M2             [   ]           [   ]           [ x ]
    M3             [   ]           [   ]           [ x ]
    M4             [   ]           [   ]           [ x ]
    M5             [   ]           [   ]           [ x ]
    M6             [   ]           [   ]           [ x ]
    M7             [   ]           [   ]           [ x ]
    M8             [   ]           [   ]           [ x ]
    M9             [   ]           [   ]           [ x ]
    M10            [   ]           [   ]           [ x ]
    M11            [   ]           [   ]           [ x ]

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes [x] No [ ]

PART I - DISTRIBUTION INFORMATION

Item 1.  Distribution and Pool Performance Information.

         On June 26, 2006 a distribution was made to holders of J.P. Morgan Mortgage Acquisition Corp. 2006-FRE2 Asset-Backed Pass-Through Certificates, Series 2006-FRE2. The distribution report is attached as
         Exhibit 99.1 to this Form 10-D.

PART II - OTHER INFORMATION

Item 9.  Exhibits.

    (a) The following is a list of documents filed as part of this Report on Form 10-D:

         Statement to Certificateholders on June 26, 2006 is filed as Exhibit 99.1 hereto.

    (b) The exhibits required to be filed by Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

                                      J.P. MORGAN ACCEPTANCE CORPORATION I
                                      (Depositor)

                              By:     /s/ William C. Buell
                                      ------------------------------------
                                      William C. Buell
                                      Vice President

                              Date:   July 10, 2006

EXHIBIT INDEX

Exhibit Number   Description

EX-99.1          Monthly report distributed to holders of J.P.Morgan Mortgage
                 Acquisition   Corp.   2006-FRE2   Asset-Backed  Pass-Through
                 Certificates, Series 2006-FRE2 relating to the June 26, 2006 distribution.


                                     EX-99.1
                  J.P. Morgan Mortgage Acceptance Corporation,
                                Series 2006-FRE2
                                  June 26, 2006

                                Table of Contents
Distribution Report                                                           2
Factor Report                                                                 3
Delinquent Mortgage Loans                                                     9
Delinquency Trend Group                                                      10
Bankruptcies                                                                 11
Foreclosures                                                                 12
REO Properties                                                               13
REO Property Scheduled Balance                                               14
Principal Payoffs by Group occurred in this Distribution                     14
Realized Loss Group Report                                                   15


 IF THERE ARE ANY QUESTIONS OR PROBLEMS WITH THIS STATEMENT, PLEASE CONTACT THE
                           ADMINISTRATOR LISTED BELOW:
                                 Amina Marriott
             JPMorgan Chase Bank, N.A. - Structured Finance Services
                       4 New York Plaza, Floor 6, NY1-E075
                               New York, New York
                               Tel: (212) 623-5415
                       Email: amina.marriott@jpmchase.com

-----------------------------------------------------------------------------------------------------------------------------------
                                                         DISTRIBUTION IN DOLLARS
-----------------------------------------------------------------------------------------------------------------------------------
            ORIGINAL           BEGINNING                                                                                ENDING
            FACE               PRINCIPAL                                                       REALIZED    DEFERRED     PRINCIPAL
 CLASS      VALUE              BALANCE           PRINCIPAL        INTEREST          TOTAL      LOSSES      INTEREST     BALANCE
-----------------------------------------------------------------------------------------------------------------------------------
A1        267,476,000.00    250,539,882.97     14,340,742.74   1,171,691.52    15,512,434.26    0.00       0.00      236,199,140.23
A2        205,034,000.00    176,715,897.94     17,486,479.54     809,162.46    18,295,642.00    0.00       0.00      159,229,418.40
A3        221,945,000.00    221,945,000.00              0.00   1,037,962.78     1,037,962.78    0.00       0.00      221,945,000.00
A4         25,365,000.00     25,365,000.00              0.00     120,427.38       120,427.38    0.00       0.00       25,365,000.00
M1         46,966,000.00     46,966,000.00              0.00     226,323.94       226,323.94    0.00       0.00       46,966,000.00
M2         34,505,000.00     34,505,000.00              0.00     166,889.18       166,889.18    0.00       0.00       34,505,000.00
M3         21,087,000.00     21,087,000.00              0.00     102,178.23       102,178.23    0.00       0.00       21,087,000.00
M4         17,732,000.00     17,732,000.00              0.00      87,655.19        87,655.19    0.00       0.00       17,732,000.00
M5         16,773,000.00     16,773,000.00              0.00      83,212.72        83,212.72    0.00       0.00       16,773,000.00
M6         15,815,000.00     15,815,000.00              0.00      79,865.75        79,865.75    0.00       0.00       15,815,000.00
M7         14,377,000.00     14,377,000.00              0.00      78,993.63        78,993.63    0.00       0.00       14,377,000.00
M8         13,419,000.00     13,419,000.00              0.00      76,115.55        76,115.55    0.00       0.00       13,419,000.00
M9         10,064,000.00     10,064,000.00              0.00      66,031.02        66,031.02    0.00       0.00       10,064,000.00
M10        10,543,000.00     10,543,000.00              0.00      71,048.11        71,048.11    0.00       0.00       10,543,000.00
M11         9,585,000.00      9,585,000.00              0.00      64,592.25        64,592.25    0.00       0.00        9,585,000.00
P                 100.00            100.00              0.00     365,909.94       365,909.94    0.00       0.00              100.00
R                   0.00              0.00              0.00           0.00             0.00    0.00       0.00                0.00
TOTALS    930,686,100.00    885,431,880.91     31,827,222.28   4,608,059.65    36,435,281.93    0.00       0.00      853,604,658.63
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
            ORIGINAL           BEGINNING                                                                                ENDING
            FACE               NOTIONAL                                                        REALIZED    DEFERRED     NOTIONAL
 CLASS      VALUE              BALANCE           PRINCIPAL        INTEREST          TOTAL      LOSSES      INTEREST     BALANCE
-----------------------------------------------------------------------------------------------------------------------------------
C       958,481,913.00      913,227,856.17         0.00          1,594,352.62     1,594,352.62    0.00      0.00     881,400,633.89
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                         FACTOR INFORMATION PER $1,000 OF ORIGINAL FACE
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    CURRENT
                           BEGINNING                                                             ENDING             PASS-THRU
 CLASS        CUSIP        PRINCIPAL        PRINCIPAL            INTEREST         TOTAL          PRINCIPAL          RATE
-----------------------------------------------------------------------------------------------------------------------------------
A1          46626LGX2       936.68173208     53.61506356       4.38054824          57.99561179       883.06666852       5.261250%
A2          46626LGY0       861.88582352     85.28575524       3.94647941          89.23223465       776.60006828       5.151250%
A3          46626LGZ7     1,000.00000000      0.00000000       4.67666665           4.67666665     1,000.00000000       5.261250%
A4          46626LHA1     1,000.00000000      0.00000000       4.74777765           4.74777765     1,000.00000000       5.341250%
M1          46626LHB9     1,000.00000000      0.00000000       4.81888898           4.81888898     1,000.00000000       5.421250%
M2          46626LHC7     1,000.00000000      0.00000000       4.83666657           4.83666657     1,000.00000000       5.441250%
M3          46626LHD5     1,000.00000000      0.00000000       4.84555556           4.84555556     1,000.00000000       5.451250%
M4          46626LHE3     1,000.00000000      0.00000000       4.94333352           4.94333352     1,000.00000000       5.561250%
M5          46626LHF0     1,000.00000000      0.00000000       4.96111131           4.96111131     1,000.00000000       5.581250%
M6          46626LHG8     1,000.00000000      0.00000000       5.05000000           5.05000000     1,000.00000000       5.681250%
M7          46626LHH6     1,000.00000000      0.00000000       5.49444460           5.49444460     1,000.00000000       6.181250%
M8          46626LHJ2     1,000.00000000      0.00000000       5.67222222           5.67222222     1,000.00000000       6.381250%
M9          46626LHK9     1,000.00000000      0.00000000       6.56111089           6.56111089     1,000.00000000       7.381250%
M10         46626LHL7     1,000.00000000      0.00000000       6.73888931           6.73888931     1,000.00000000       7.581250%
M11         46626LHM5     1,000.00000000      0.00000000       6.73888889           6.73888889     1,000.00000000       7.581250%
P              N/A        1,000.00000000      0.00000000 3,659,099.4000000  3,659,099.40000000     1,000.00000000       0.000000%
TOTALS                      951.37542176     34.19759066       4.95125011          39.14884076       917.17783110
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       CURRENT
                           BEGINNING                                                                ENDING             PASS-THRU
 CLASS        CUSIP        NOTIONAL         PRINCIPAL            INTEREST           TOTAL           NOTIONAL           RATE
-----------------------------------------------------------------------------------------------------------------------------------
C             N/A        952.78569557       0.00000000           1.66341440        1.66341440       919.57982924      0.000000%
-----------------------------------------------------------------------------------------------------------------------------------


Principal Funds:
Scheduled Principal Payments (Total)                                                                                    445,909.52
Group 1                                                                                                                 175,210.45
Group 2                                                                                                                 270,699.07

Principal Prepayments (Total)                                                                                        31,338,742.28
Group 1                                                                                                              14,151,073.72
Group 2                                                                                                              17,187,668.56

Curtailments (Total)                                                                                                     42,439.61
Group 1                                                                                                                  14,411.94
Group 2                                                                                                                  28,027.67

Curtailment Interest Adjustments (Total)                                                                                    130.87
Group 1                                                                                                                      46.63
Group 2                                                                                                                      84.24

Repurchase Principal (Total)                                                                                                  0.00
Group 1                                                                                                                       0.00
Group 2                                                                                                                       0.00

Substitution Amounts (Total)                                                                                                  0.00
Group 1                                                                                                                       0.00
Group 2                                                                                                                       0.00

Net Liquidation Proceeds (Total)                                                                                              0.00
Group 1                                                                                                                       0.00
Group 2                                                                                                                       0.00

Other Principal Adjustments (Total)                                                                                           0.00
Group 1                                                                                                                       0.00
Group 2                                                                                                                       0.00

Non Recoverable Principal Advances (Total)                                                                                    0.00
Group 1                                                                                                                       0.00
Group 2                                                                                                                       0.00

Interest Funds:

Gross Interest                                                                                                        6,122,202.81
Group 1                                                                                                               2,271,192.02
Group 2                                                                                                               3,851,010.79

Servicing Fees                                                                                                          380,511.62
Group 1                                                                                                                 141,334.66
Group 2                                                                                                                 239,176.96

Trustee Fees                                                                                                              3,044.09
Group 1                                                                                                                   1,130.68
Group 2                                                                                                                   1,913.41

Custodian Fee                                                                                                             1,522.05
Group 1                                                                                                                     565.34
Group 2                                                                                                                     956.71

Trust Oversight Manager Fees                                                                                             11,415.35
Group 1                                                                                                                   4,240.04
Group 2                                                                                                                   7,175.31

Non Recoverable Interest Advances (Total)                                                                                     0.00
Group 1                                                                                                                       0.00
Group 2                                                                                                                       0.00

Interest Adjustments from Prior Periods                                                                                       0.00
Group 1                                                                                                                       0.00
Group 2                                                                                                                       0.00

Prepayment Penalties:
Number of Loans Prepaid with Respect to which Prepayment Penalties were Collected                                               55
Group 1                                                                                                                         28
Group 2                                                                                                                         27

Balance of Loans Prepaid with Respect to which Prepayment Penalties were Collected                                   12,258,845.59
Group 1                                                                                                               5,374,407.54
Group 2                                                                                                               6,884,438.05

Amount of Prepayment Penalties Collected                                                                                365,909.94
Group 1                                                                                                                 162,362.02
Group 2                                                                                                                 203,547.92
Available Remittance Amount                                                                                          37,552,931.99

Principal Remittance Amount (Total)                                                                                  31,827,222.28
Group 1                                                                                                              14,340,742.74
Group 2                                                                                                              17,486,479.54

Interest Remittance Amount (Total)                                                                                    5,725,709.71
Group 1                                                                                                               2,123,921.30
Group 2                                                                                                               3,601,788.40

Pool Detail:
Beginning Number of Loans Outstanding                                                                                        4,374
Group 1                                                                                                                      1,757
Group 2                                                                                                                      2,617

Ending Number of Loans Outstanding                                                                                           4,241
Group 1                                                                                                                      1,691
Group 2                                                                                                                      2,550

Beginning Aggregate Loan Balance                                                                                    913,227,856.40
Group 1                                                                                                             339,203,098.69
Group 2                                                                                                             574,024,757.71

Ending Aggregate Loan Balance                                                                                       881,400,634.12
Group 1                                                                                                             324,862,355.95
Group 2                                                                                                             556,538,278.17

Current Advances                                                                                                              0.00
Group 1                                                                                                                       0.00
Group 2                                                                                                                       0.00

Aggregate Advances                                                                                                            0.00
Group 1                                                                                                                       0.00
Group 2                                                                                                                       0.00

Weighted Average Remaining Term To Maturity                                                                                 352.37
Group 1                                                                                                                     353.00
Group 2                                                                                                                     352.00

Weighted Average Net Mortgage Rate                                                                                        7.52370%
Group 1                                                                                                                   7.51380%
Group 2                                                                                                                   7.52955%


        Delinquent Mortgage Loans
        Group 1
        Category            Number      Principal Balance       Percentage
        1 Month               42            8,173,374.73           2.52%
        2 Month               15            3,223,185.56           0.99%
        3 Month               5             1,134,596.88           0.35%
        Total                 62           12,531,157.17           3.86%

        Delinquent Mortgage Loans
        Group 2
        Category            Number      Principal Balance       Percentage
        1 Month               86           15,216,915.40           2.73%
        2 Month               42           11,173,416.89           2.01%
        3 Month               31            6,767,097.97           1.22%
        Total                159           33,157,430.26           5.96%

        * Delinquent Bankruptcies and Foreclosures are not included in the table above.


        Bankruptcies
        Group Number        Number of Loans          Principal Balance         Percentage
              1                    2                      348,674.85             0.11%
              2                   10                    2,693,208.53             0.48%
        Total                     12                    3,041,883.38             0.35%


Group 1 Bankruptcy Reporting:
Number of Bankruptcy Loans that are Current                                                                                       2
Principal Balance of Bankruptcy Loans that are Current                                                                   348,674.85
Number of Bankruptcy Loans that are 1 Month Delinquent                                                                            0
Principal Balance of Bankruptcy Loans that are 1 Month Delinquent                                                              0.00
Number of Bankruptcy Loans that are 2 Months Delinquent                                                                           0
Principal Balance of Bankruptcy Loans that are 2 Months Delinquent                                                             0.00
Number of Bankruptcy Loans that are 3+ Months Delinquent                                                                          0
Principal Balance of Bankruptcy Loans that are 3+ Months Delinquent                                                            0.00
Total Number of Bankruptcy Loans                                                                                                  2
Total Principal Balance of Bankruptcy Loans                                                                              348,674.85

Group 2 Bankruptcy Reporting:
Number of Bankruptcy Loans that are Current                                                                                       6
Principal Balance of Bankruptcy Loans that are Current                                                                 1,333,269.29
Number of Bankruptcy Loans that are 1 Month Delinquent                                                                            1
Principal Balance of Bankruptcy Loans that are 1 Month Delinquent                                                         27,744.15
Number of Bankruptcy Loans that are 2 Months Delinquent                                                                           0
Principal Balance of Bankruptcy Loans that are 2 Months Delinquent                                                             0.00
Number of Bankruptcy Loans that are 3+ Months Delinquent                                                                          3
Principal Balance of Bankruptcy Loans that are 3+ Months Delinquent                                                    1,332,195.09
Total Number of Bankruptcy Loans                                                                                                 10
Total Principal Balance of Bankruptcy Loans                                                                            2,693,208.53


        Foreclosures
        Group Number     Number of Loans       Principal Balance      Percentage
              1                 13               2,621,514.94            0.81%
              2                 7                2,979,882.68            0.54%
        Total                   20               5,601,397.62            0.64%


Group 1 Foreclosure Reporting:
Number of Foreclosure Loans that are Current                                                                                      0
Principal Balance of Foreclosure Loans that are Current                                                                        0.00
Number of Foreclosure Loans that are 1 Month Delinquent                                                                           0
Principal Balance of Foreclosure Loans that are 1 Month Delinquent                                                             0.00
Number of Foreclosure Loans that are 2 Months Delinquent                                                                          1
Principal Balance of Foreclosure Loans that are 2 Months Delinquent                                                      137,560.04
Number of Foreclosure Loans that are 3+ Months Delinquent                                                                        12
Principal Balance of Foreclosure Loans that are 3+ Months Delinquent                                                   2,483,954.90
Total Number of Foreclosure Loans                                                                                                13
Total Principal Balance of Foreclosure Loans                                                                           2,621,514.94

Group 2 Foreclosure Reporting:
Number of Foreclosure Loans that are Current                                                                                      0
Principal Balance of Foreclosure Loans that are Current                                                                        0.00
Number of Foreclosure Loans that are 1 Month Delinquent                                                                           0
Principal Balance of Foreclosure Loans that are 1 Month Delinquent                                                             0.00
Number of Foreclosure Loans that are 2 Months Delinquent                                                                          0
Principal Balance of Foreclosure Loans that are 2 Months Delinquent                                                            0.00
Number of Foreclosure Loans that are 3+ Months Delinquent                                                                         7
Principal Balance of Foreclosure Loans that are 3+ Months Delinquent                                                   2,979,882.68
Total Number of Foreclosure Loans                                                                                                 7
Total Principal Balance of Foreclosure Loans                                                                           2,979,882.68


        REO Properties
        Group Number       Number of Loans     Principal Balance       Percentage
              1                   0                 0.00                  0.00%
              2                   0                 0.00                  0.00%
        Total                     0                 0.00                  0.00%


Group 1 REO Reporting:
Number of REO Loans that are Current                                                                                              0
Principal Balance of REO Loans that are Current                                                                                0.00
Number of REO Loans that are 1 Month Delinquent                                                                                   0
Principal Balance of REO Loans that are 1 Month Delinquent                                                                     0.00
Number of REO Loans that are 2 Months Delinquent                                                                                  0
Principal Balance of REO Loans that are 2 Months Delinquent                                                                    0.00
Number of REO Loans that are 3+ Months Delinquent                                                                                 0
Principal Balance of REO Loans that are 3+ Months Delinquent                                                                   0.00
Total Number of REO Loans                                                                                                         0
Total Principal Balance of REO Loans                                                                                           0.00

Group 2 REO Reporting:
Number of REO Loans that are Current                                                                                              0
Principal Balance of REO Loans that are Current                                                                                0.00
Number of REO Loans that are 1 Month Delinquent                                                                                   0
Principal Balance of REO Loans that are 1 Month Delinquent                                                                     0.00
Number of REO Loans that are 2 Months Delinquent                                                                                  0
Principal Balance of REO Loans that are 2 Months Delinquent                                                                    0.00
Number of REO Loans that are 3+ Months Delinquent                                                                                 0
Principal Balance of REO Loans that are 3+ Months Delinquent                                                                   0.00
Total Number of REO Loans                                                                                                         0
Total Principal Balance of REO Loans                                                                                           0.00


        REO Property Scheduled Balance
        Group Number    Loan Number      REO Date       Schedule Principal Balance
                                                                0.00
        Total                                                   0.00


        Principal Payoffs by Group occurred in this Distribution
        Group Number       Number of Loans      Principal Balance    Percentage
              1                   0               14,151,073.72         4.36%
              2                   0               17,187,668.56         3.09%
        Total                     0               31,338,742.28         3.56%


        Realized Loss Group Report
        Group Number     Current Loss   Cumulative Loss    Ending Balance        Balance of         Net Liquidation
                                                                              Liquidated Loans        Proceeds
        1                   0.00           152,074.49      324,862,355.95           0.00                 0.00
        2                   0.00           249,116.45      556,538,278.17           0.00                 0.00
        TOTAL               0.00           401,190.94      881,400,634.12           0.00                 0.00


Loss Detail:

Current Realized Losses- Reduced by Recoveries                                                                                 0.00
Group 1                                                                                                                        0.00
Group 2                                                                                                                        0.00

Cumulative Realized Losses - Reduced by Recoveries                                                                       401,190.94
Group 1                                                                                                                  152,074.49
Group 2                                                                                                                  249,116.45

Current Applied Losses                                                                                                         0.00
Cumulative Applied Losses                                                                                                      0.00

Trigger Event                                                                                                                   YES
TEST I - Trigger Event Occurrence                                                                                                NO
(Is Delinquency Percentage > 32.25% of of Senior Enhancement Percentage ?)
Delinquency Percentage                                                                                                     3.31653%
32.25% of Senior Enhancement Percentage                                                                                    8.73252%
OR
TEST II - Trigger Event Occurrence                                                                                              YES
(Are Cumulative Realized Losses as % of Original Loan Bal > Required Cumulative Loss % ?)
Cumulative Realized Losses as % of Original Loan Bal                                                                       0.04186%
Required Cumulative Loss %                                                                                                 0.00000%


O/C Reporting
Targeted Overcollateralization Amount                                                                                 27,795,975.48
Ending Overcollateralization Amount                                                                                   27,795,975.49
Ending Overcollateralization Deficiency                                                                                        0.00
Overcollateralization Release Amount                                                                                           0.00
Monthly Excess Interest                                                                                                1,495,935.11
Payment to Class C                                                                                                     1,594,352.62
Certificate Interest Shortfall Detail:

Interest Carryforward Amount Occurred This Period                                                                              0.00
Class A-1                                                                                                                      0.00
Class A-2                                                                                                                      0.00
Class A-3                                                                                                                      0.00
Class A-4                                                                                                                      0.00
Class M-1                                                                                                                      0.00
Class M-2                                                                                                                      0.00
Class M-3                                                                                                                      0.00
Class M-4                                                                                                                      0.00
Class M-5                                                                                                                      0.00
Class M-6                                                                                                                      0.00
Class M-7                                                                                                                      0.00
Class M-8                                                                                                                      0.00
Class M-9                                                                                                                      0.00
Class M-10                                                                                                                     0.00
Class M-11                                                                                                                     0.00

Interest Carryforward Amount Paid This Period                                                                                  0.00
Class A-1                                                                                                                      0.00
Class A-3                                                                                                                      0.00
Class A-2                                                                                                                      0.00
Class A-4                                                                                                                      0.00
Class M-1                                                                                                                      0.00
Class M-2                                                                                                                      0.00
Class M-3                                                                                                                      0.00
Class M-4                                                                                                                      0.00
Class M-5                                                                                                                      0.00
Class M-6                                                                                                                      0.00
Class M-7                                                                                                                      0.00
Class M-8                                                                                                                      0.00
Class M-9                                                                                                                      0.00
Class M-10                                                                                                                     0.00
Class M-11                                                                                                                     0.00

Remaining Interest Carryforward Amount
Class A-1                                                                                                                      0.00
Class A-2                                                                                                                      0.00
Class A-3                                                                                                                      0.00
Class A-4                                                                                                                      0.00
Class M-1                                                                                                                      0.00
Class M-2                                                                                                                      0.00
Class M-3                                                                                                                      0.00
Class M-4                                                                                                                      0.00
Class M-5                                                                                                                      0.00
Class M-6                                                                                                                      0.00
Class M-7                                                                                                                      0.00
Class M-8                                                                                                                      0.00
Class M-9                                                                                                                      0.00
Class M-10                                                                                                                     0.00
Class M-11                                                                                                                     0.00

Swap Account:
Net Swap Payment Due                                                                                                           0.00
Net Swap Payment Paid                                                                                                          0.00
Net Swap Receipt Due                                                                                                     110,792.62

Beginning Balance                                                                                                          1,000.00
Additions to the Swap Account                                                                                            110,792.62
Withdrawals from the Swap Account                                                                                        110,792.62
Ending Balance                                                                                                             1,000.00

Basis Risk Reserve Fund Account:
Beginning Balance                                                                                                          1,000.00
Additions to the Basis Risk Reserve Fund                                                                                  12,375.11
Dividend Earnings on the Basis Risk Reserve Fund                                                                               0.00
Withdrawals from the Basis Risk Reserve Fund                                                                              12,375.11
Ending Balance                                                                                                             1,000.00

Basis Risk Reserve Carryover:
Interest Carryover Amount Occurred This Period
Class A-1                                                                                                                      0.00
Class A-2                                                                                                                      0.00
Class A-3                                                                                                                      0.00
Class A-4                                                                                                                      0.00
Class M-1                                                                                                                      0.00
Class M-2                                                                                                                      0.00
Class M-3                                                                                                                      0.00
Class M-4                                                                                                                      0.00
Class M-5                                                                                                                      0.00
Class M-6                                                                                                                      0.00
Class M-7                                                                                                                      0.00
Class M-8                                                                                                                      0.00
Class M-9                                                                                                                  2,932.27
Class M-10                                                                                                                 4,946.14
Class M-11                                                                                                                 4,496.70

Interest Carryover Amount Paid This Period
Class A-1                                                                                                                      0.00
Class A-2                                                                                                                      0.00
Class A-3                                                                                                                      0.00
Class A-4                                                                                                                      0.00
Class M-1                                                                                                                      0.00
Class M-2                                                                                                                      0.00
Class M-3                                                                                                                      0.00
Class M-4                                                                                                                      0.00
Class M-5                                                                                                                      0.00
Class M-6                                                                                                                      0.00
Class M-7                                                                                                                      0.00
Class M-8                                                                                                                      0.00
Class M-9                                                                                                                  2,932.27
Class M-10                                                                                                                 4,946.14
Class M-11                                                                                                                 4,496.70

Remaining Interest Carryover Amount
Class A-1                                                                                                                      0.00
Class A-2                                                                                                                      0.00
Class M-1                                                                                                                      0.00
Class A-3                                                                                                                      0.00
Class A-4                                                                                                                      0.00
Class M-2                                                                                                                      0.00
Class M-3                                                                                                                      0.00
Class M-4                                                                                                                      0.00
Class M-5                                                                                                                      0.00
Class M-6                                                                                                                      0.00
Class M-7                                                                                                                      0.00
Class M-8                                                                                                                      0.00
Class M-9                                                                                                                      0.00
Class M-10                                                                                                                     0.00
Class M-11                                                                                                                     0.00

Non-Supported Interest Shortfall:

Total Prepayment Interest Shortfall occurred this distribution                                                                 0.00

Prepayment Interest Shortfall Allocated to Class A-1                                                                           0.00
Prepayment Interest Shortfall Allocated to Class A-2                                                                           0.00
Prepayment Interest Shortfall Allocated to Class A-3                                                                           0.00
Prepayment Interest Shortfall Allocated to Class A-4                                                                           0.00
Prepayment Interest Shortfall Allocated to Class M-1                                                                           0.00
Prepayment Interest Shortfall Allocated to Class M-2                                                                           0.00
Prepayment Interest Shortfall Allocated to Class M-3                                                                           0.00
Prepayment Interest Shortfall Allocated to Class M-4                                                                           0.00
Prepayment Interest Shortfall Allocated to Class M-5                                                                           0.00
Prepayment Interest Shortfall Allocated to Class M-6                                                                           0.00
Prepayment Interest Shortfall Allocated to Class M-7                                                                           0.00
Prepayment Interest Shortfall Allocated to Class M-8                                                                           0.00
Prepayment Interest Shortfall Allocated to Class M-9                                                                           0.00
Prepayment Interest Shortfall Allocated to Class M-10                                                                          0.00
Prepayment Interest Shortfall Allocated to Class M-11                                                                          0.00
Prepayment Interest Shortfall Allocated to Class C                                                                             0.00

Total Relief Act Interest Shortfall occurred this distribution                                                                 0.00

Relief Act Interest Shortfall Allocated to Class A-1                                                                           0.00
Relief Act Interest Shortfall Allocated to Class A-2                                                                           0.00
Relief Act Interest Shortfall Allocated to Class A-3                                                                           0.00
Relief Act Interest Shortfall Allocated to Class A-4                                                                           0.00
Relief Act Interest Shortfall Allocated to Class M-1                                                                           0.00
Relief Act Interest Shortfall Allocated to Class M-2                                                                           0.00
Relief Act Interest Shortfall Allocated to Class M-3                                                                           0.00
Relief Act Interest Shortfall Allocated to Class M-4                                                                           0.00
Relief Act Interest Shortfall Allocated to Class M-5                                                                           0.00
Relief Act Interest Shortfall Allocated to Class M-6                                                                           0.00
Relief Act Interest Shortfall Allocated to Class M-7                                                                           0.00
Relief Act Interest Shortfall Allocated to Class M-8                                                                           0.00
Relief Act Interest Shortfall Allocated to Class M-9                                                                           0.00
Relief Act Interest Shortfall Allocated to Class M-10                                                                          0.00
Relief Act Interest Shortfall Allocated to Class M-11                                                                          0.00
Relief Act Interest Shortfall Allocated to Class C                                                                             0.00

Available Net Funds Cap to Libor Certificates                                                                              7.053468

One-Month LIBOR for Such Distribution Date                                                                                 5.081250

LIBOR Certificates, the Uncapped Pass-Through Rate for Such Distribution Date
Class A-1                                                                                                                  5.261250
Class A-2                                                                                                                  5.151250
Class A-3                                                                                                                  5.261250
Class A-4                                                                                                                  5.341250
Class M-1                                                                                                                  5.421250
Class M-2                                                                                                                  5.441250
Class M-3                                                                                                                  5.451250
Class M-4                                                                                                                  5.561250
Class M-5                                                                                                                  5.581250
Class M-6                                                                                                                  5.681250
Class M-7                                                                                                                  6.181250
Class M-8                                                                                                                  6.381250
Class M-9                                                                                                                  7.381250
Class M-10                                                                                                                 7.581250
Class M-11                                                                                                                 7.581250

Deferred Amounts Detail:
(Reduction of Certificate Principal Amounts due to Applied Loss Amounts)
Deferred Amount with respect to such Distribution Date
Class M-1                                                                                                                      0.00
Class M-2                                                                                                                      0.00
Class M-3                                                                                                                      0.00
Class M-4                                                                                                                      0.00
Class M-5                                                                                                                      0.00
Class M-6                                                                                                                      0.00
Class M-7                                                                                                                      0.00
Class M-8                                                                                                                      0.00
Class M-9                                                                                                                      0.00
Class M-10                                                                                                                     0.00
Class M-11                                                                                                                     0.00

Deferred Amount Paid This Period                                                                                               0.00
Class M-1                                                                                                                      0.00
Class M-2                                                                                                                      0.00
Class M-3                                                                                                                      0.00
Class M-4                                                                                                                      0.00
Class M-5                                                                                                                      0.00
Class M-6                                                                                                                      0.00
Class M-7                                                                                                                      0.00
Class M-8                                                                                                                      0.00
Class M-9                                                                                                                      0.00
Class M-10                                                                                                                     0.00
Class M-11                                                                                                                     0.00

Deferred Amount Occurred This Period                                                                                           0.00
Class M-1                                                                                                                      0.00
Class M-2                                                                                                                      0.00
Class M-3                                                                                                                      0.00
Class M-4                                                                                                                      0.00
Class M-5                                                                                                                      0.00
Class M-6                                                                                                                      0.00
Class M-7                                                                                                                      0.00
Class M-8                                                                                                                      0.00
Class M-9                                                                                                                      0.00
Class M-10                                                                                                                     0.00
Class M-11                                                                                                                     0.00

Remaining Deferred Amount
Class M-1                                                                                                                      0.00
Class M-2                                                                                                                      0.00
Class M-3                                                                                                                      0.00
Class M-4                                                                                                                      0.00
Class M-5                                                                                                                      0.00
Class M-6                                                                                                                      0.00
Class M-7                                                                                                                      0.00
Class M-8                                                                                                                      0.00
Class M-9                                                                                                                      0.00
Class M-10                                                                                                                     0.00
Class M-11                                                                                                                     0.00


Copyright 2005 J.P. Morgan Chase & Co.  All rights reserved.
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